Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Other Current Liabilities [Abstract]
Other Current Liabilities

Note 6 - Other Current Liabilities

	December 31,
	2022	2021
Employees and related expenses	$357,188	$191,004
Provision for warranty	25,049	20,758
Accrued expenses (due to professional fees)	172,818	533,673
Current maturities of operating leases	144,076	-
Government Authorities	28,429	45,603

	$727,560	$791,038